SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Revenue Recognition (FY) (Details) - Customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition [Abstract]
Number of customers	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer 1 [Member]
Revenue Recognition [Abstract]
Revenue percentage	88.50%	77.00%